Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Impairment of oil and gas properties	$ 29,144,000	$ 31,082,000	$ 28,622,961	$ 5,478,264
8.750% Senior Notes Due April 15, 2019
Debt Instrument [Line Items]
Fair value of senior notes	$ 96,800,000	$ 96,800,000
Debt instrument interest rate	8.75%	8.75%	8.75%	8.75%